Investments in joint ventures - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 5,857	$ 30,522	$ (1,121)
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Dividends received	$ 708	500
Net impairment and losses on sale of businesses and fixed assets	0	0
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Dividends received		35	0
Net impairment and losses on sale of businesses and fixed assets		2,900
Joint ventures
Disclosure of joint ventures [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Net impairment and losses on sale of businesses and fixed assets	3,007	2,900
Joint ventures | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	1,285	256	(214)
Joint ventures | gas & low carbon energy | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	1,152	276	0
Joint ventures | oil production & operations | Equity attributable to owners of parent [member]
Disclosure of joint ventures [line items]
Net impairment and losses on sale of businesses and fixed assets	$ 133	$ (20)	$ (214)
Joint ventures | Bottom of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	30 days
Joint ventures | Top of range [member]
Disclosure of joint ventures [line items]
Days sales outstanding, related party receivables	45 days